Other Income and (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Change in closure and decommissioning estimates	$ (2,968)	$ (8,388)
Royalties income	631	574
Other (loss) income	(1,322)	2,309
Other operating income (expense)	$ (3,659)	$ (5,505)